Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and Other Receivables.
Prepayments and Other Receivables

	December 31,	December 31,
	2023	2022

	(€ in thousands)
Prepayments	793	2,449
Eli Lilly up-front receivable	—	56,254
Other receivables	745	375
	1,538	59,078